Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (210,935)	$ (138,139)	$ (138,187)
Stock-based compensation	2,535	0	0
Depreciation and amortization	6,999	5,807	5,148
Deferred rent		(547)	1,464
(Gain) loss on disposal of property and equipment	(38)	25	0
Change in assets and liabilities
Accounts receivable	819	(416)	138
Inventories	(3,528)	(13,122)	(1,191)
Prepayments and other current assets	(12,476)	(76)	1,205
Other noncurrent assets	1,178	101	(4)
Due from related party, net	9,734	(1,786)	(3,653)
Accounts payable and accrued liabilities	(323)	3,690	62
Customer deposits	2,479	(1,240)	(1,657)
Net cash used in operating activities	(203,556)	(145,703)	(136,675)
Cash flows from investing activity
Capital expenditures	(19,411)	(10,590)	(5,597)
Cash used in investing activity	(19,411)	(10,590)	(5,597)
Cash flows from financing activities
Payments of capital lease obligations	(104)
Payments of finance lease obligations		(88)	(85)
Net transfer from Parent Company	56,310	0	0
Proceeds from Parent Company	106,119	156,683	137,955
Proceeds from issuance of common stock	20,000	0	0
Proceeds from reverse recapitalization	500,000	0	0
Payments for reverse recapitalization and common stock issuance costs	(48,005)	0	0
Net cash provided by financing activities	634,320	156,595	137,870
Net increase (decrease) increase in cash and cash equivalents	411,353	302	(4,402)
Cash, cash equivalents and restricted cash at beginning of year	81,368	81,066	85,468
Cash, cash equivalents and restricted cash at end of year	492,721	81,368	81,066
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	$ 492,721	$ 81,066	$ 85,468